Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (275,610)	$ (64,993)	$ (83,815)	$ (65,801)	$ (80,893)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	744	1,182	1,567	1,576	996
Stock-based compensation	8,405	5,684	7,111	8,038	6,256
Acquired in-process research and development	130,188	0
Gain on sale of in-process research and development asset	(14,609)	0
Lease ROU asset and leasehold improvement impairment loss	2,580	0
Loss on disposal of long-lived assets	915	0
Amortization of operating lease assets	220	292
Net accretion of discount on marketable securities	(612)	(175)	(327)	548	73
Other	18	351	(2)	9	(9)
Purchase net (premium) discount on marketable securities			428	(344)	(286)
Non-cash operating lease expense			397	425	628
Changes in operating assets and liabilities:
Prepaid expenses and other assets	3,310	(2,863)	(1,144)	(1,216)	(1,101)
Accounts payable	1,001	859
Deferred revenue	575	(897)	(880)	3,576	0
Development receivables	212	146	440	(815)	0
Operating lease liabilities	(2,326)	(297)
Accrued and other liabilities	(4,000)	(1,293)	(843)	(373)	(1,146)
Related party payable	(2,115)	0
Accounts payable			(2,641)	1,065	(544)
Operating lease liabilities			(435)	(404)	251
Net cash used in operating activities	(68,874)	(62,004)	(80,144)	(53,716)	(75,775)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash assumed from asset acquisition of Spyre	3,035	0
Proceeds from sale of in-process research & development asset	15,000	0
Purchases of property and equipment	0	(38)	(38)	(573)	(4,280)
Proceeds from sale of property and equipment	475	0
Purchases of marketable securities	(112,631)	(35,000)	(39,500)	(133,079)	(129,000)
Proceeds from maturities and sales of marketable securities	21,000	78,046	96,546	111,033	125,676
Net cash (used in) and provided by investing activities	(73,121)	43,008	57,008	(22,619)	(7,604)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Series A non-voting convertible preferred stock in connection with private placement, net of placement and other offering costs	197,364	0
Proceeds from issuance of common stock and pre-funded warrants in registered direct offering, net of offering costs	0	42,874	42,874	0	153,716
Proceeds from employee stock plan purchases and stock option exercises	123	222	222	1,903	816
Principal payments on finance lease obligation	(16)	(410)	(418)	(510)	(20)
Net cash provided by financing activities	197,471	42,686	42,678	1,393	154,512
Effect of exchange rate on cash, cash equivalents, and restricted cash	7	(152)	(106)	(15)	51
NET INCREASE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	55,483	23,538	19,436	(74,957)	71,184
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH
Beginning of period	36,416	16,980	16,980
End of period	91,899	40,518	36,416	16,980
Beginning of period	36,416	16,980	16,980	91,937	20,753
End of period			36,416	16,980	91,937
Supplemental Disclosure of Non-Cash Investing and Financing Information:
Settlement of forward contract liability and issuance of Series A non-voting convertible preferred stock in connection with the asset acquisition of Spyre	189,741	0
Leased assets obtained in exchange for lease obligations			21	872	172
Unpaid amounts related to purchase of property and equipment			$ 0	$ 0	$ 224
CVR liability
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of forward contract liability	(1,300)	0
Forward contract liability
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of forward contract liability	$ 83,530	$ 0